Bank and other borrowings (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of bank and other borrowings

As of March 31, 2026 and 2025, the Company’s bank and other borrowings consisted of the following:

	As of March 31,
	2026	2025

Agricultural Bank of China	$1,449,696	$1,378,037
Bank of Communications	1,449,696	413,411
Ping An International Financial Leasing Co., Ltd	783,704	-
China Zheshang Bank Co., Ltd.	724,848	-
China Merchants Bank	579,879	413,411
Changshu Rural Commercial Bank	434,909	413,411
Shenzhen Qianhai WeBank Co., Ltd.	111,286	776,294
Industrial and Commercial Bank of China	28,994	-
Prince Jewellery & Watch (Shanghai) Co., Ltd.	-	275,607
Bank of Jiangsu	-	96,463
Total bank and other borrowings	$5,563,012	$3,766,634
Less: current portion of bank and other borrowings	(5,038,996)	(3,766,634)
Non-current portion of bank and other borrowings	$524,016	$-

Schedule of detailed information of bank and other borrowings

Detailed information of bank and other borrowings are as follows:

	Inception	Maturity		Initial	Interest rate (per	Balance as of March 31, (in US$)
Lender	date	date	Currency	principal	annum)	2026	2025
Industrial and Commercial Bank of China (6)	November 3, 2025	May 12, 2026	RMB	200,000	2.30%	28,994	-
Shenzhen Qianhai WeBank Co., Ltd. (1)	April 16, 2025	April 26, 2027	RMB	696,238	6.67%	100,933	-
Agricultural Bank of China (1)	March 18, 2026	March 16, 2027	RMB	10,000,000	2.80%	1,449,696	-
Changshu Rural Commercial Bank (2)	August 21, 2025	August 20, 2026	RMB	3,000,000	3.80%	434,909	-
China Merchants Bank (1)	February 26, 2026	February 26, 2027	RMB	3,000,000	2.90%	434,909	-
China Merchants Bank (1)	September 19, 2025	September 19, 2026	RMB	1,000,000	2.70%	144,970	-
Bank of Communications (1)	November 21, 2025	November 20, 2026	RMB	2,000,000	2.70%	289,939	-
Bank of Communications (1)	November 25, 2025	November 24, 2026	RMB	5,000,000	2.70%	724,848	-
Bank of Communications (1)	February 26, 2026	February 26, 2027	RMB	3,000,000	3.80%	434,909	-
China Zheshang Bank Co., Ltd. (1)	September 9, 2025	September 8, 2026	RMB	5,000,000	3.50%	724,848	-
Ping An International Financial Leasing Co., Ltd (3)	December 3, 2025	November 3, 2028	RMB	2,520,000	6.05%	327,920	-
Ping An International Financial Leasing Co., Ltd (4)	March 31, 2026	March 19, 2029	RMB	3,144,000	6.05%	455,784	-
Agricultural Bank of China (1) (6)	March 20, 2025	March 19, 2026	RMB	10,000,000	3.40%	-	1,378,037
Shenzhen Qianhai WeBank Co., Ltd. (1) (5)	January 20, 2025	January 26, 2027	RMB	1,000,000	7.11%	-	137,804
Shenzhen Qianhai WeBank Co., Ltd. (1) (5)	March 19, 2025	March 14, 2027	RMB	1,000,000	6.01%	-	137,804
Shenzhen Qianhai WeBank Co., Ltd. (1) (5)	March 19, 2025	March 14, 2027	RMB	1,000,000	8.01%	-	137,804
Shenzhen Qianhai WeBank Co., Ltd. (1) (5)	March 19, 2025	March 14, 2027	RMB	1,000,000	8.01%	-	137,804
Shenzhen Qianhai WeBank Co., Ltd. (1) (5)	March 19, 2025	March 26, 2027	RMB	1,000,000	8.54%	-	137,804
Shenzhen Qianhai WeBank Co., Ltd. (1) (5)	June 3, 2024	June 3, 2026	RMB	500,000	5.40%	-	45,934
Shenzhen Qianhai WeBank Co., Ltd. (1)	March 19, 2025	March 26, 2027	RMB	300,000	7.07%	10,353	41,340
Bank of Communications (1) (6)	March 7, 2025	March 7, 2026	RMB	3,000,000	3.80%	-	413,411
Changshu Rural Commercial Bank (1) (6)	August 30, 2024	August 29, 2025	RMB	3,000,000	3.35%	-	413,411
China Merchants Bank (1) (6)	January 2, 2025	July 2, 2025	RMB	3,000,000	2.70%	-	413,411
Prince Jewellery & Watch (Shanghai) Co., Ltd. (1) (6)	February 5, 2025	February 5, 2026	RMB	2,000,000	3.10%	-	275,607
Bank of Jiangsu (1) (5)	March 19, 2025	March 26, 2027	RMB	700,000	7.07%	-	96,463
					Total	5,563,012	3,766,634

(1)	The loan is guaranteed by Lin Tan, COO of the Company.
(2)	The loan is jointly guaranteed by Lin Tan, COO of the Company and Yuyu Wang (General Manager of Wuxi TC-Link).
(3)	The loan is collateralized by six wind blade trailers.
(4)	The loan is collateralized by twelve flatbed trailers.
(5)	The loan was repaid in full before its maturity. Borrowings from Shenzhen Qianhai WeBank Co., Ltd. and Bank of Jiangsu contain clauses which allow borrowers to make early repayments without penalties. Considering the interest rates of these borrowings are significantly higher than the Company’s other borrowings, the Company intends to repay these borrowings as soon as it has available funds, usually within one year from the commencement of each borrowing. Therefore, these borrowings are presented as current liabilities despite the fact that their original maturities exceed one year.
(6)	The loan was repaid in full upon its maturity.

Schedule of maturity of bank and other borrowings

The following table summarizes the maturity of bank and other borrowings as of March 31, 2026:

12 months ending March 31,	Amount
2027	$5,038,996
2028	275,842
2029	248,174
Total bank and other borrowings	$5,563,012